UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

MARCH 31, 2018

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 1.4%
General Motors Co.	165,190	$6,003,004

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	36,770	5,750,093

Media - 4.1%
Comcast Corp., Class A Shares	213,130	7,282,652
Time Warner Inc.	86,330	8,165,091
Walt Disney Co.	23,620	2,372,393

Total Media		17,820,136

Specialty Retail - 2.7%
Home Depot Inc.	65,000	11,585,600

TOTAL CONSUMER DISCRETIONARY		41,158,833

CONSUMER STAPLES - 14.8%
Beverages - 3.4%
Anheuser-Busch InBev SA/NV, ADR	41,180	4,527,329
Coca-Cola Co.	150,900	6,553,587
PepsiCo Inc.	33,170	3,620,505

Total Beverages		14,701,421

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	20,160	3,798,749
Sysco Corp.	46,550	2,791,138
Walmart Stores Inc.	71,230	6,337,333

Total Food & Staples Retailing		12,927,220

Food Products - 5.9%
Lamb Weston Holdings Inc.	73,830	4,298,383
McCormick & Co. Inc., Non Voting Shares	46,390	4,935,432
Mondelez International Inc., Class A Shares	159,470	6,654,683
Nestle SA, ADR	126,740	10,018,797

Total Food Products		25,907,295

Household Products - 2.5%
Kimberly-Clark Corp.	20,460	2,253,260
Procter & Gamble Co.	110,000	8,720,800

Total Household Products		10,974,060

TOTAL CONSUMER STAPLES		64,509,996

ENERGY - 5.8%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	98,150	6,358,157

Oil, Gas & Consumable Fuels - 4.3%
Enbridge Inc.	173,449	5,458,440

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	62,400	$4,655,664
Kinder Morgan Inc.	215,000	3,237,900
Williams Cos Inc.	225,000	5,593,500

Total Oil, Gas & Consumable Fuels		18,945,504

TOTAL ENERGY		25,303,661

FINANCIALS - 19.2%
Banks - 6.0%
Bank of America Corp.	230,000	6,897,700
JPMorgan Chase & Co.	91,600	10,073,252
U.S. Bancorp	108,000	5,454,000
Wells Fargo & Co.	74,580	3,908,738

Total Banks		26,333,690

Capital Markets - 5.5%
Bank of New York Mellon Corp.	150,820	7,771,755
BlackRock Inc.	11,000	5,958,920
Blackstone Group LP	315,940	10,094,283

Total Capital Markets		23,824,958

Diversified Financial Services - 4.1%
Berkshire Hathaway Inc., Class B Shares	89,230	17,799,600	*

Insurance - 3.6%
Brighthouse Financial Inc.	12,737	654,682	*
MetLife Inc.	168,226	7,719,891
Travelers Cos. Inc.	52,830	7,335,974

Total Insurance		15,710,547

TOTAL FINANCIALS		83,668,795

HEALTH CARE - 7.1%
Health Care Providers & Services - 1.1%
UnitedHealth Group Inc.	22,640	4,844,960

Pharmaceuticals - 6.0%
Johnson & Johnson	81,530	10,448,069
Merck & Co. Inc.	142,000	7,734,740
Pfizer Inc.	126,030	4,472,805
Zoetis Inc.	43,170	3,605,127

Total Pharmaceuticals		26,260,741

TOTAL HEALTH CARE		31,105,701

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
Raytheon Co.	36,918	7,967,643

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	66,710	6,981,868

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.7%
Waste Management Inc.	88,000	$7,402,560

Industrial Conglomerates - 2.2%
3M Co.	43,440	9,535,949

Machinery - 0.6%
Pentair PLC	35,000	2,384,550

Road & Rail - 2.4%
Union Pacific Corp.	79,190	10,645,512

TOTAL INDUSTRIALS		44,918,082

INFORMATION TECHNOLOGY - 14.0%
Internet Software & Services - 2.6%
Alphabet Inc., Class C Shares	11,021	11,371,358	*

IT Services - 3.0%
Mastercard Inc., Class A Shares	39,000	6,831,240
Visa Inc., Class A Shares	50,000	5,981,000

Total IT Services		12,812,240

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	50,000	2,604,000
Texas Instruments Inc.	105,070	10,915,722

Total Semiconductors & Semiconductor Equipment		13,519,722

Software - 3.1%
Microsoft Corp.	146,950	13,412,127

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	57,999	9,731,072

TOTAL INFORMATION TECHNOLOGY		60,846,519

MATERIALS - 7.0%
Chemicals - 5.8%
DowDuPont Inc.	118,164	7,528,228
Ecolab Inc.	37,450	5,133,272
PPG Industries Inc.	62,450	6,969,420
Praxair Inc.	37,280	5,379,504

Total Chemicals		25,010,424

Containers & Packaging - 1.2%
International Paper Co.	98,900	5,284,227

TOTAL MATERIALS		30,294,651

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	61,250	8,902,075

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - continued
Healthcare Trust of America Inc., Class A Shares		119,680	$3,165,536
Weyerhaeuser Co.		145,920	5,107,200

TOTAL REAL ESTATE			17,174,811

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T Inc.		133,360	4,754,284
Verizon Communications Inc.		87,995	4,207,921

TOTAL TELECOMMUNICATION SERVICES			8,962,205

UTILITIES - 5.3%
Electric Utilities - 2.6%
Brookfield Infrastructure Partners LP		149,640	6,231,010
NextEra Energy Inc.		31,450	5,136,728

Total Electric Utilities			11,367,738

Independent Power and Renewable Electricity Producers - 1.0%
Brookfield Renewable Partners LP		38,900	1,210,957
Brookfield Renewable Partners LP		94,264	2,931,048

Total Independent Power and Renewable Electricity Producers			4,142,005

Multi-Utilities - 1.7%
WEC Energy Group Inc.		118,530	7,431,831

TOTAL UTILITIES			22,941,574

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $270,110,620)			430,884,828

	RATE
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,737,920)	1.455%	3,737,920	3,737,920

TOTAL INVESTMENTS - 99.9% (Cost - $273,848,540)			434,622,748
Other Assets in Excess of Liabilities - 0.1%			430,968

TOTAL NET ASSETS - 100.0%			$435,053,716

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$430,884,828	—	—	$430,884,828
Short-Term Investments†	3,737,920	—	—	3,737,920

Total Investments	$434,622,748	—	—	$434,622,748

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2018